Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Allowance for Credit Losses) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	$ 8,268	$ 7,479	$ 8,189	$ 7,366
Provision for credit losses	1,071	599	2,072	1,289
Write-offs, net of recoveries	(899)	(524)	(1,658)	(997)
Foreign exchange disposals and other adjustments	110	93	(53)	(11)
Allowance account for credit losses of financial assets, Balance at end of period	8,550	7,647	8,550	7,647
Loans [member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	7,265	6,492	7,136	6,432
Allowance account for credit losses of financial assets, Balance at end of period	7,545	6,644	7,545	6,644
Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	8,265	7,477	8,185	7,363
Provision for credit losses	1,072	600	2,073	1,290
Write-offs, net of recoveries	(899)	(524)	(1,658)	(997)
Foreign exchange disposals and other adjustments	109	91	(53)	(12)
Allowance account for credit losses of financial assets, Balance at end of period	8,547	7,644	8,547	7,644
Allowance For Credit Losses On Debt Securities [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	3	2	4	3
Provision for credit losses	(1)	(1)	(1)	(1)
Write-offs, net of recoveries	0	0	0	0
Foreign exchange disposals and other adjustments	1	2	0	1
Allowance account for credit losses of financial assets, Balance at end of period	3	3	3	3
Allowance For Credit Losses On Debt Securities [Member] | Debt securities at amortized cost [member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	2	1	2	1
Provision for credit losses	0	0	0	0
Write-offs, net of recoveries	0	0	0	0
Foreign exchange disposals and other adjustments	0	1	0	1
Allowance account for credit losses of financial assets, Balance at end of period	2	2	2	2
Allowance For Credit Losses On Debt Securities [Member] | Debt securities FVOCI [member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	1	1	2	2
Provision for credit losses	(1)	(1)	(1)	(1)
Write-offs, net of recoveries	0	0	0	0
Foreign exchange disposals and other adjustments	1	1	0	0
Allowance account for credit losses of financial assets, Balance at end of period	1	1	1	1
At Amortized Cost [Member] | Loans [member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	7,265	6,492	7,136	6,432
Allowance account for credit losses of financial assets, Balance at end of period	7,545	6,644	7,545	6,644
At FVOCI [Member] | Loans [member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	0	0	0	0
Allowance account for credit losses of financial assets, Balance at end of period	0	0	0	0
Allowance For Off Balance Sheet Insturments [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	1,000	985	1,049	931
Allowance account for credit losses of financial assets, Balance at end of period	1,002	1,000	1,002	1,000
Residential mortgages [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	410	330	403	323
Provision for credit losses	(8)	4	0	16
Write-offs, net of recoveries	(1)	(3)	(3)	(4)
Foreign exchange disposals and other adjustments	2	3	3	(1)
Allowance account for credit losses of financial assets, Balance at end of period	403	334	403	334
Consumer instalment and other personal [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	1,979	1,753	1,895	1,704
Provision for credit losses	361	183	743	445
Write-offs, net of recoveries	(288)	(181)	(563)	(377)
Foreign exchange disposals and other adjustments	20	11	(3)	(6)
Allowance account for credit losses of financial assets, Balance at end of period	2,072	1,766	2,072	1,766
Credit card [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	2,577	2,407	2,577	2,352
Provision for credit losses	423	327	853	664
Write-offs, net of recoveries	(403)	(283)	(772)	(528)
Foreign exchange disposals and other adjustments	47	29	(14)	(8)
Allowance account for credit losses of financial assets, Balance at end of period	2,644	2,480	2,644	2,480
Businesses and government [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Financial Instruments [Abstract]
Allowance account for credit losses of financial assets, Balance at beginning of period	3,299	2,987	3,310	2,984
Provision for credit losses	296	86	477	165
Write-offs, net of recoveries	(207)	(57)	(320)	(88)
Foreign exchange disposals and other adjustments	40	48	(39)	3
Allowance account for credit losses of financial assets, Balance at end of period	$ 3,428	$ 3,064	$ 3,428	$ 3,064